Fair Value Measurements and Disclosures (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Assets [Abstract]
Futures	$ 8,424,480		$ 8,457,018
Forwards	2,682,523		3,280,944
Total Assets	11,107,003		11,737,962
Liabilities [Abstract]
Futures	4,831,562		5,285,043
Forwards	1,526,101		934,635
Total Liabilities	6,357,663		6,219,678
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	(494,825)		(346,204)
Net fair value	4,254,515	[1]	5,172,080	[1]
Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Futures	8,424,480		8,457,018
Forwards	0		0
Total Assets	8,424,480		8,457,018
Liabilities [Abstract]
Futures	4,831,562		5,285,043
Forwards	0		0
Total Liabilities	4,831,562		5,285,043
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	3,592,918	[1]	3,171,975	[1]
Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Futures	0		0
Forwards	2,682,523		3,280,944
Total Assets	2,682,523		3,280,944
Liabilities [Abstract]
Futures	0		0
Forwards	1,526,101		934,635
Total Liabilities	1,526,101		934,635
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	1,156,422	[1]	2,346,309	[1]
Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Futures		[2]		[2]
Forwards		[2]		[2]
Total Assets		[2]		[2]
Liabilities [Abstract]
Futures		[2]		[2]
Forwards		[2]		[2]
Total Liabilities		[2]		[2]
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value		[1],[2]		[1]

[1]	This amount comprises of the "Total net unrealized gain on open contracts" on the Statements of Financial Condition. During the twelve months ended December 31, 2012 and 2011, there were no Level 3 assets and liabilities and there were no transfers of assets or liabilities between Level 1 and Level 2.
[2]	n/a